ACCOUNTS RECEIVABLE - Schedule of Changes of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Beginning balance	$ (374,065)	$ (259,555)
Provision adjustment for accounts receivable	0	(103,145)
Exchange difference	(11,467)	(11,365)
Ending balance	$ (385,532)	$ (374,065)